Revenues - Revenue segment information (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Total service revenues	$ 291,493	$ 587,317
Norway
Total service revenues	15,918	27,161
Brazil
Total service revenues	106,612	171,259
Tanzania
Total service revenues	9,164	0
Angola
Total service revenues	119,693	288,957
Congo
Total service revenues	$ 40,106	$ 99,940